Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	60 Months Ended	70 Months Ended	71 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
SoFi Next 500 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%		10.04%		7.94%
SoFi Social 50 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	31.41%		18.46%	14.53%
SoFi Enhanced Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	7.94%
SoFi Select 500 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	22.66%		17.62%		15.72%
Solactive SoFi US Next 500 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%		10.02%		7.92%
S&P MidCap 400® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%		13.01%		9.92%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	7.16%	16.85%	15.14%	14.92%
SoFi Social 50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.02%		23.06%	14.90%
Solactive SoFi US 500 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.73%		17.66%		15.75%
SoFi Enhanced Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%